Revenue	12 Months Ended
Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Revenue
13. Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2025, 2024, and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$154.1	$226.5	$120.7
Home Entertainment
Digital Media	598.2	652.3	527.5
Packaged Media	60.0	84.0	70.5

Total Home Entertainment	658.2	736.3	598.0
Television	347.3	274.4	217.8
International	401.5	391.0	365.0
Other	28.6	28.1	22.2

Total Motion Picture revenues (1)	1,589.7	1,656.3	1,323.7
Television Production
Television	1,069.4	788.5	1,144.3
International	248.2	228.8	277.7
Home Entertainment
Digital Media	184.0	240.6	241.7
Packaged Media	4.1	2.0	3.3

Total Home Entertainment	188.1	242.6	245.0
Other	100.1	70.2	93.1

Total Television Production revenues (2)	1,605.8	1,330.1	1,760.1

Total revenues	$3,195.5	$2,986.4	$3,083.8

(1)
Total Motion Picture revenues for the fiscal years ended March 31, 2025, 2024, and 2023 includes $203.3 million, $128.2 million, and $44.2 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the fiscal years ended March 31, 2025, 2024, and 2023 includes $416.4 million, $417.7 million, and $731.3 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2025 are as follows:

	Year Ending March 31,
	2026	2027	2028	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$935.0	$376.3	$128.7	$50.7	$1,490.7

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $269.7 million, including variable and fixed fee arrangements, were recognized during the fiscal year ended March 31, 2025, from performance obligations satisfied prior to March 31, 2024. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue. See the consolidated balance sheets or Note 20 for accounts receivable, contract assets and deferred revenue balances at March 31, 2025 and 2024.
Accounts Receivable.
 Accounts receivable are presented net of estimated credit losses. The Company estimates credit losses for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records an allowance for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the allowance for accounts receivable consisted of the following:

	March 31, 2024	Recoveries	Other (1)	Uncollectible accounts written-off	March 31, 2025
	(Amounts in millions)
Provision for credit losses	$6.4	$(2.1)	$2.5	$(1.2)	$5.6

(1)	Represents a measurement period adjustment to the fair value of accounts receivable acquired in the acquisition of eOne (see Note 3).

Contract Assets.
 Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire. See Note 20 for contract assets at March 31, 2025 and 2024.
Deferred Revenue.
 Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. Deferred revenue as of March 31, 2025 increased as compared to March 31, 2024 due to the receipt of customers’ payments for certain motion pictures and television programs prior to the Company satisfying the corresponding performance obligation (i.e., completion and delivery of the motion pictures and television programs, and the start of the customers’ exploitation rights). The change in deferred revenue was also impacted by the industry strikes which has affected the timing of content deliveries. Revenues of $151.8 million were recognized during the fiscal year ended March 31, 2025, related to the balance of deferred revenue at March 31, 2024.

LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue
12. Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2025, 2024 and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$154.1	$226.5	$120.7
Home Entertainment
Digital Media	598.2	652.3	527.5
Packaged Media	60.0	84.0	70.5

Total Home Entertainment	658.2	736.3	598.0
Television	347.3	274.4	217.8
International	401.5	391.0	365.0
Other	28.6	28.1	22.2

Total Motion Picture revenues	1,589.7	1,656.3	1,323.7
Television Production
Television	1,069.4	788.5	1,144.3
International	248.2	228.8	277.7
Home Entertainment
Digital Media	184.0	240.6	241.7
Packaged Media	4.1	2.0	3.3

Total Home Entertainment	188.1	242.6	245.0
Other	100.1	70.2	93.1

Total Television Production revenues	1,605.8	1,330.1	1,760.1
Media Networks - Programming Revenues
Domestic (1)	1,356.3	1,382.7	1,413.1
International	15.8	193.7	133.4

	1,372.1	1,576.4	1,546.5
Intersegment eliminations	(619.7)	(545.9)	(775.5)

Total revenues	$3,947.9	$4,016.9	$3,854.8

(1)
During the first quarter of the fiscal year ended March 31, 2025, the Company changed the presentation of Media Networks programming revenues to reflect revenues from Canada in the “Domestic” line item above in order to be consistent with how management is now reviewing the Media Networks segment. Revenues from Canada of $17.3 million and $17.3 million, respectively, for the fiscal years ended March 31, 2024 and March 31, 2023 were reclassified to “Domestic” from “International” in the table above to conform to the current period presentation.

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2025 are as follows:

	Year Ending March 31,
	2026	2027	2028	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$974.1	$376.3	$128.7	$50.7	$1,529.8

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $269.7 million, including variable and fixed fee arrangements, were recognized during the year ended March 31, 2025 from performance obligations satisfied prior to March 31, 2024. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue (see Note 1). See the consolidated balance sheets or Note 19 for accounts receivable, contract assets and deferred revenue balances at March 31, 2025 and 2024.
Accounts Receivable.
 Accounts receivable are presented net of estimated credit losses. The Company estimates credit losses for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records an allowance for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the allowance for accounts receivable consisted of the following:

	March 31, 2024	Recoveries	Other (1)	Uncollectible accounts written-off	March 31, 2025
	(Amounts in millions)
Provision for credit losses	$7.2	$(1.9)	$2.5	$(1.7)	$6.1

(1)	Represents a measurement period adjustment to the fair value of accounts receivable acquired in the acquisition of eOne (see Note 2).
Contract Assets.
 Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire. See Note 19 for contract assets at March 31, 2025 and 2024.
Deferred Revenue.
 Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. Deferred revenue as of March 31, 2025 increased as compared to March 31, 2024 due to the receipt of customers’ payments for certain motion pictures and television programs prior to the Company satisfying the corresponding performance obligation (i.e., completion and delivery of the motion pictures and television programs, and the start of the customers’ exploitation rights). The change in deferred revenue was also impacted by the industry strikes which has affected the timing of content deliveries. Revenues of $180.2 million were recognized during the year ended March 31, 2025, related to the balance of deferred revenue at March 31, 2024.